Convertible Notes at Net Carrying Value at Date of Issuance (Detail)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)	Nov. 24, 2015 CNY (¥)	Nov. 24, 2015 USD ($)
Debt Instrument [Line Items]
Fair value allocated to warrants (Note 23)	¥ 16,357,737	$ 2,356,004	¥ 64,414,941	¥ 57,300,000
Beneficial conversion feature				52,700,000	$ 8,100,000
12% Convertible Senior Notes Due 2018
Debt Instrument [Line Items]
Principal Amount				260,068,680	40,050,000
Fair value allocated to warrants (Note 23)				57,285,780	8,821,883
Beneficial conversion feature				52,679,692	8,112,556
Issuance Cost				20,779,520	3,200,000
Net carrying value				¥ 129,323,688	$ 19,915,561